Consolidated Statements Of Shareholders' Equity (USD $) In Millions	Total	Common Shares [Member]	Additional Paid-In Capital [Member]	Treasury Shares [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive (Loss) Income [Member]
Balance (As Adjusted [Member])	$ 1,334.6	$ 30.8	$ 694.2	$ (5.1)	$ 636.9	$ (22.2)
Balance at Dec. 31, 2008	1,352.9	30.8	694.2	(5.1)	655.2	(22.2)
Cumulative effect of accounting change for deferred acquisition costs	(18.3)	0	0	0	(18.3)	0
Net income (loss)	115.2	0	0	0	115.2	0
Net income (loss) (As Adjusted [Member])	115.2
Minimum pension liability, net of taxes	0.3	0	0	0	0	0.3
Change in net unrealized appreciation on securities, net of taxes	135.8	0	0	0	0	135.8
Adoption of accounting standard relating to other than temporary impairments, net of tax	0	0	0	0	6.5	(6.5)
Activity under stock incentive plans	8.4	0.2	8.2	0	0	0
Retirement of common shares (tax payments on non-vested stock)	(0.5)	0	(0.5)	0	0	0
Deferred tax - share-based payments	(0.4)	0	(0.4)	0	0	0
Employee stock purchase plan	0.9	0	0.9	0	0	0
Balance at Dec. 31, 2009	1,594.3	31.0	702.4	(5.1)	758.6	107.4
Net income (loss)	86.7	0	0	0	86.7	0
Net income (loss) (As Adjusted [Member])	86.7
Minimum pension liability, net of taxes	0.8	0	0	0	0	0.8
Change in net unrealized appreciation on securities, net of taxes	39.4	0	0	0	0	39.4
Repurchase of common shares (at a weighted average price)	(106.5)	0	0	(106.5)	0	0
Activity under stock incentive plans	8.7	0.2	8.5	0	0	0
Retirement of common shares (tax payments on non-vested stock)	(0.5)	0	(0.5)	0	0	0
Deferred tax - share-based payments	(0.4)	0	(0.4)	0	0	0
Employee stock purchase plan	1.4	0	1.4	0	0	0
Cash dividend declared - common shares ($0.48/share)	(14.3)	0	0	0	(14.3)	0
Balance at Dec. 31, 2010	1,609.6	31.2	711.4	(111.6)	831.0	147.6
Net income (loss)	(81.9)	0	0	0	(81.9)	0
Net income (loss) (As Adjusted [Member])	(81.9)
Foreign currency translation adjustments	(6.4)	0	0	0	0	(6.4)
Minimum pension liability, net of taxes	(1.4)	0	0	0	0	(1.4)
Change in net unrealized appreciation on securities, net of taxes	0	0	0	0	0	0
Repurchase of common shares (at a weighted average price)	(49.3)	0	0	(49.3)	0	0
Activity under stock incentive plans	4.8	0.1	4.7	0	0	0
Retirement of common shares (tax payments on non-vested stock)	(0.4)	0	(0.4)	0	0	0
Deferred tax - share-based payments	(0.1)	0	(0.1)	0	0	0
Employee stock purchase plan	1.2	0	1.2	0	0	0
Cash dividend declared - common shares ($0.48/share)	(13.1)	0	0	0	(13.1)	0
Balance at Dec. 31, 2011	$ 1,463.0	$ 31.3	$ 716.8	$ (160.9)	$ 736.0	$ 139.8